Form N-CSR Cover	12 Months Ended
Jul. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN GROWTH FUND INC
Entity Central Index Key	0000005138
Document Period End Date	Jul. 31, 2026